Plant and equipment (Tables)	6 Months Ended
Jun. 30, 2019
Plant and Equipment [Abstract]
Schedule of plant and equipment
	Furniture and equipment	Computer hardware and software	Vehicles	Leasehold Improvements	Right-of-use assets	Production tooling and molds	Total
Cost:
At December 31, 2017	290,843	73,654	390,050	101,200	-	914,060	1,769,807
Additions	203,644	59,749	-	283,141	-	3,635,888	4,182,422
Disposals	-	-	(2,001)	-	-	-	(2,001)
December 31, 2018	494,487	133,403	388,049	384,341	-	4,549,948	5,950,228
Additions	69,530	59,651	-	94,970	2,073,509	1,039,342	3,337,002
Disposals	-	(2,150)	-	-	-	-	(2,150)
June 30, 2019	564,017	190,904	388,049	479,311	2,073,509	5,589,290	9,285,080

Amortization:
At December 31, 2017	188,606	27,147	85,764	74,607	-	-	376,124
Charge for the year	42,192	38,542	129,487	40,117	-	-	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	-	-	626,462
Additions	37,502	28,246	64,743	54,323	334,655	-	519,469
Disposals	-	(1,254)	-	-	-	-	(1,254)
June 30, 2019	268,300	92,681	279,994	169,047	334,655	-	1,144,677

Net book value:
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$-	$4,549,948	$5,323,766
At June 30, 2019	$295,717	$98,223	$108,055	$310,264	$1,738,854	$5,589,290	$8,140,403